11. Derivative Financial Instruments (Details - Change in fair value) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Investments, All Other Investments [Abstract]
Derivative liabilities, beginning balance	$ 58,790	$ 0
Compound embedded derivatives	42,463
Issuances	289,206	178,692
Gain on changes in fair value	787,407	(119,902)
Derivative liabilities, ending balance	$ 599,454	$ 58,790